Registration No. 333-40128
1940 Act File No. 811-09997
Filed Pursuant to Rule 497(e)

BAIRD FUNDS, INC.

Baird SmallCap Value Fund
Investor Class (BSVSX)
Institutional Class (BSVIX)

Baird Small/Mid Cap Value Fund
Investor Class (BMVSX)
Institutional Class (BMVIX)

Supplement Dated December 13, 2021 to the Summary Prospectus and Prospectus
dated May 1, 2021, each as previously supplemented,
and Statement of Additional Information (“SAI”) dated May 1, 2021

At a special meeting held on December 7, 2021, shareholders of the Baird SmallCap Value Fund (the “SmallCap Fund”), a series of Baird Funds, Inc. (the “Company”), approved a new advisory agreement with Robert W. Baird & Co. Inc., a subadvisory agreement with Greenhouse Funds LLLP and the reclassification of the SmallCap Fund as non-diversified within the meaning of the Investment Company Act of 1940. In connection with these changes, the SmallCap Fund was renamed the Baird Equity Opportunity Fund. The Baird Equity Opportunity Fund is offered through a separate Prospectus and SAI dated December 13, 2021. The Baird Equity Opportunity Fund is open to new purchases and incoming exchanges effective December 13, 2021.

At a special meeting held on December 7, 2021, shareholders of the Baird Small/Mid Cap Value Fund (the “SMID Value Fund”), a series of the Company, approved the reorganization of the SMID Value Fund with and into the SmallCap Fund, now known as the Baird Equity Opportunity Fund. The reorganization was completed and the SMID Value Fund has been liquidated effective December 13, 2021.

As a result of these changes, all references to the SmallCap Fund and the SMID Value Fund in the Company’s Prospectus and SAI dated May 1, 2021 are hereby eliminated and the Summary Prospectuses for the SmallCap Fund and SMID Value Fund have been superseded by the Summary Prospectus for the Baird Equity Opportunity Fund. In addition, the Prospectus and SAI for the SmallCap Fund and the SMID Value Fund dated May 1, 2021 have been superseded by the Prospectus and SAI for the Baird Equity Opportunity Fund dated December 13, 2021.

This Supplement should be retained with your Summary Prospectus,
Prospectus and SAI for future reference.
The date of this Supplement is December 13, 2021.